Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Derivative Financial Instruments

26. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	As of December 31,
	2022	2023
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	35,486	—
Forward foreign exchange contracts	3,122	2,093
Total	38,608	2,093
Derivative financial instruments, current assets	25,383	1,675
Derivative financial instruments, non-current assets	13,225	418
Total	38,608	2,093

The fair value of the derivative liabilities is as follows:

	As of December 31,
	2022	2023
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Forward foreign exchange contracts	320	120
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	8,012	11,082
Total	8,332	11,202
Derivative financial instruments, current liability	2,834	11,202
Derivative financial instruments, non-current liability	5,498	—
Total	8,332	11,202

Interest rate swap agreements

The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the SOFR/LIBOR, and the Group effects quarterly payments to the bank on the notional amount at the respective fixed rates.

In May 2023, GasLog amended the ISDA agreements of its then outstanding swaps in order to transition away from LIBOR, incorporating ISDA standard provisions for three-month daily compounding SOFR which became effective upon LIBOR cessation.

In May and June 2023, GAS-twenty seven Ltd. amended the ISDA agreements of its then outstanding swaps with DNB and ING in order to transition away from LIBOR, incorporating ISDA standard provisions for three-month daily compounding SOFR which became effective upon LIBOR cessation.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
				Original
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2022	2023 (1), (2)
GasLog	Nordea Bank Finland (“Nordea”)	May 2018	July 2020	July 2026	3.070%	66,667	N/A
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	N/A
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	50,000	N/A
GAS-twenty seven Ltd.	DNB	July 2020	July 2020	July 2024	3.146%	48,889	N/A
GAS-twenty seven Ltd.	ING	July 2020	July 2020	July 2024	3.24%	24,444	N/A
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	N/A
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	N/A
GasLog	ABN	June 2021	Apr 2021	July 2025	2.550%	33,333	N/A
GasLog	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	30,000	N/A
GasLog	CITI	May 2018	July 2021	July 2025	3.095%	30,000	N/A
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	N/A
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	N/A
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	73,333	N/A
GasLog	SEB	December 2018	July 2020	July 2024	2.958%	50,000	N/A
GasLog	ING	May 2020	July 2020	July 2024	3.127%	100,000	N/A
GAS-twenty seven Ltd.	DNB	July 2020	April 2020	April 2025	3.069%	40,000	N/A
GAS-twenty seven Ltd.	ING	July 2020	July 2020	April 2025	3.176%	20,000	N/A
GAS-fifteen Ltd.	NBG	September 2020	October 2020	July 2025	1.795%	79,790	N/A
					Total	936,456	N/A
(1)	In August 2023, the Group terminated all interest rate swaps held for trading originally maturing between 2024 and 2028 with an aggregate notional amount of $856,666, receiving an amount of $32,083.

(2)	In January 2023, GAS-fifteen Ltd. terminated the interest rate swap with NBG originally maturing in July 2025, with GAS-fifteen Ltd. receiving an amount of $3,706.

The derivative instruments listed above were not designated as cash flow hedging instruments. The change in the fair value of these contracts for the year ended December 31, 2023 amounted to a net gain of $303 (December 31, 2022: $88,678 net gain, December 31, 2021: $60,663 net gain), which was recognized against profit or loss in the period incurred and is included in Gain on derivatives. During the year ended December 31, 2023, the net gain of $303 derived from changes in the SOFR/LIBOR curve.

Cross currency swap agreements

The Group entered into CCSs which converted the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a fixed interest rate and principal on maturity with respect to the NOK 2024 Bonds and maintains CCSs which convert the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a floating interest rate and principal on maturity with respect to NOK 2024 Bonds, in order to hedge the Group’s exposure to fluctuations deriving from NOK.

The CCSs are designated as cash flow hedging instruments for accounting purposes.

The principal terms of the CCSs designated as cash flow hedging instruments were as follows:

						Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2022	2023
GasLog	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550

For the year ended December 31, 2023, the effective portion of changes in the fair value of CCSs amounting to a loss of $5,878 has been recognized in Other comprehensive (loss)/income (December 31, 2022: $11,711 loss, December 31, 2021: $3,086 loss). For the year ended December 31, 2023, a loss of $3,049 was recycled to profit or loss representing the realized loss on CCSs in relation to the interest expenses component of the hedge (December 31, 2022: $883 loss, December 31, 2021: $259 gain). Additionally, for the year ended December 31, 2023, a gain of $2,624 was recognized in Other comprehensive (loss)/income in relation to the retranslation of the NOK Bonds in USD as of December 31, 2023 (December 31, 2022: $11,212 gain, December 31, 2021: $3,184 gain).

Forward foreign exchange contracts

The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in EUR and SGD. Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in EUR or SGD to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

The principal terms of the forward foreign exchange contracts held for trading which remain open and unsettled as of December 31, 2023 are as follows:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(EUR/USD)	(in thousands)
GasLog	ABN	May 2023	3	January - March 2024	1.0945 - 1.0965	€3,000
GasLog	DNB	May 2023	6	January - June 2024	1.0995	€3,000
GasLog	ING Bank N.V., Amsterdam	May 2023	2	April - May 2024	1.0985 -1.0992	€2,000
GasLog	Societe Generale/Paris	May 2023	4	January - March, June 2024	1.1001 - 1.1017	€4,000
GasLog	ING Bank N.V., Amsterdam	June 2023	3	January - March 2024	1.0820 - 1.0845	€(3,000)
GasLog	Nordea Bank Abp	June 2023	6	January - June 2024	1.0884	€9,000
GasLog	ING Bank N.V., Amsterdam	July 2023	6	January - March 2024	1.1078 - 1.1215	€6,000
GasLog	ABN	August 2023	3	October - December 2024	1.1011 - 1.1043	€6,000
GasLog	Citibank Europe PLC UK	August 2023	9	January - September 2024	1.0949 - 1.1073	€18,000
GasLog	Societe Generale/Paris	August 2023	6	January - June 2024	1.1017 - 1.1096	€6,000
GasLog	ING Bank N.V., Amsterdam	September 2023	6	July - December 2024	1.0710 - 1.0789	€9,000
GasLog	ING Bank N.V., Amsterdam	November 2023	2	February - March 2024	1.0890 - 1.0904	€6,000
GasLog	Societe Generale/Paris	November 2023	3	January, April - May 2024	1.0878 - 1.0935	€3,000
GasLog	Citibank Europe PLC UK	December 2023	3	June - August 2024	1.0866 - 1.0902	€6,500
GasLog	DNB	December 2023	3	July - September 2024	1.0885 - 1.0898	€6,500
GasLog	ING Bank N.V., Amsterdam	December 2023	6	March, July, September 2024 and January - March 2025	1.0791 - 1.0999	€10,000
GasLog	Nordea Bank Abp	December 2023	5	March - May 2024 and January - February 2025	1.0816 - 1.1004	€9,500
GasLog	Societe Generale/Paris	December 2023	4	September 2024 and January - March 2025	1.0887 - 1.1004	€7,000
					Total	€111,500

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	ING Bank N.V., Amsterdam	June 2023	1	January 2024	1.3351	S$	3,000
GasLog	Societe Generale/Paris	June 2023	1	January 2024	1.3352	S$	3,000
GasLog	Citibank Europe PLC UK	June 2023	1	January 2024	1.3350	S$	3,000
GasLog	Citibank Europe PLC UK	August 2023	10	February – November 2024	1.3178 - 1.3351	S$	1,500
					Total	S$	10,500

Apart from the abovementioned contracts the Group did not enter any other forward foreign exchange contracts, while 146 contracts expired with staggered maturities from January to December 2023.

The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2023. The change in the fair value of these contracts for the year ended December 31, 2023 amounted to a net loss of $829 (for the year ended December 31, 2022: $3,731 net gain, December 31, 2021: $1,256 net loss), which was recognized against profit or loss in the year incurred and is included in Gain on derivatives.

An analysis of Gain on derivatives is as follows:

	For the year ended December 31,
	2021	2022	2023
Unrealized gain/(loss) on derivative financial instruments held for trading	59,407	92,409	(526)
Realized (loss)/gain on interest rate swaps held for trading	(35,585)	(12,065)	11,287
Realized (loss)/gain on forward foreign exchange contracts held for trading	(1,137)	(5,935)	2,491
Ineffective portion of cash flow hedges	(5)	398	(241)
Total	22,680	74,807	13,011

Fair value measurements

The fair value of the Group’s financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of the interest rate swaps at the end of reporting period was determined by discounting the future cash flows using the interest rate yield curves at the end of reporting period and the credit risk inherent in the contract. The fair value of the CCSs at the end of the reporting period was determined by discounting the future cash flows that are estimated based on forward exchange rates and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties. The Group uses its judgment to make assumptions that are primarily based on market conditions for the estimation of the counterparty risk and the Group’s own risk that are considered for the calculation of the fair value of the interest rate swaps and CCSs. The interest rate swaps, the forward foreign exchange contracts and the CCSs meet Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. The cash and cash equivalents meet Level 1 classification. There were no financial instruments in Level 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels provided by IFRS 13 are based on the degree to which the fair value is observable:

●	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
●	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
●	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).